BENEFIT PLANS	12 Months Ended
Mar. 31, 2013
BENEFIT PLANS

11. BENEFIT PLANS

Domestic:

Defined benefit plans

At March 31, 2013, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to select how benefit payments will be made. Employees may elect to receive up to 50% of the accumulated points balance as an annuity payment over the employees lifetime with the remainder of the accumulated points being distributed in instalments over a fixed period of up to 20 years.

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥145,807	¥159,988
Service cost	9,410	10,049
Interest cost	2,506	2,324
Actuarial loss	5,056	10,558
Benefits paid	(5,646)	(6,329)
Acquisitions of Business	2,121	972
Other	734	—

Projected benefit obligations at end of year	159,988	177,562
Change in plan assets:
Fair value of plan assets at beginning of year	150,226	156,856
Actual return on plan assets	1,557	5,612
Employer’s contribution	9,147	9,651
Benefits paid	(5,585)	(6,215)
Acquisitions of Business	818	793
Other	693	—

Fair value of plan assets at end of year	156,856	166,697

Funded status	¥(3,132)	¥(10,865)

The business acquisition in the year ended March 31, 2012 and 2013 was due to the acquisition of the common stocks of Kyocera Display Corporation and the domestic operation of the Tantalum Components Division of Nichicon Corporation by AVX Corporation, a U.S. based subsidiary, respectively.

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prepaid benefit cost	¥7,613	¥372
Accrued benefit liability	(10,745)	(11,237)

Net amount recognized	¥(3,132)	¥(10,865)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥32,932	¥28,603
Actuarial loss	(42,454)	(49,357)

Accumulated other comprehensive loss	¥(9,522)	¥(20,754)

	March 31,
	2012	2013
	(Yen in millions)
Accumulated benefit obligation at end of year	¥159,465	¥176,982
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥25,478	¥172,778
Accumulated benefit obligation	24,956	172,198
Fair value of plan assets	14,733	161,541

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2011, 2012 and 2013, include the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Service cost	¥8,662	¥9,410	¥10,049
Interest cost	2,637	2,506	2,324
Expected return on plan assets	(3,255)	(3,358)	(3,467)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	772	1,140	1,510

Net periodic pension costs	¥4,487	¥5,369	¥6,087

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2011, 2012 and 2013 mainly consist of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥(3)	¥—
Net actuarial loss incurred during the year	(5,621)	(6,857)	(8,413)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	772	1,140	1,510

Total	¥(9,178)	¥(10,049)	¥(11,232)

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2014 are as follows:

Year ending March 31, 2014
(Yen in millions)
Amortization of prior service cost	¥(4,306)
Recognized actuarial loss	1,886

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate (%)	0.75-1.50	0.25-1.00

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
Discount rate (%)	1.00-2.00	1.00-1.75	0.75-1.50
Expected long-term rate of return on plan assets (%)	2.00-2.20	2.00-2.20	1.35-2.20

Rate of increase in compensation levels was not used in the calculation of projected benefit obligation and net periodic pension costs for the years ended March 31, 2011, 2012 and 2013 under the “point system.”

Kyocera Corporation and its major domestic subsidiaries determine their expected long-term rate of return on plan assets based on the defined yields of life insurance company general account, which occupies major part of plan assets categories, and their consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

Kyocera Corporation and its major domestic subsidiaries manage and operate their plan assets with a target of obtaining better performance more than earnings from the expected rate of return on plan assets to ensure the sources of funds sufficient to cover the pension benefits paid to participants and beneficiaries into the future.

Plan assets are classified into four major types. Approximately 60% is invested in life insurance company general accounts, approximately 25% is mainly invested in equity securities that are listed on securities exchanges and in debt securities such as governments bonds, approximately 10% is invested in trust funds that invest both long and short in stocks and bonds and in real estate funds, and approximately 5% is held in cash and cash equivalents.

In terms of the plan assets management, Kyocera Corporation and its major domestic subsidiaries make appropriate investment choices and optimal portfolios with a consideration of its performances, expected returns and risks, and entrusts their plan assets to the fund trustees which can be expected to be the most appropriate to accomplish Kyocera’s objective. Kyocera Corporation and its major domestic subsidiaries also make an effort to maintain their portfolios within reasonable allocations of plan assets. Kyocera Corporation and its major domestic subsidiaries evaluate their categories of plan assets allocations and can change their portfolios when it is needed.

At March 31, 2013, Kyocera Corporation and its major domestic subsidiaries do not have plans to change substantially their long-term strategy about allocations of plan assets from described above.

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2012 and 2013 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2012				2013
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥93,969	¥—	¥93,969	¥—	¥92,160	¥—	¥92,160
Equity securities:
Domestic	1,789	—	—	1,789	1,312	—	—	1,312
International	7,836	—	—	7,836	7,740	—	—	7,740
Pooled funds(1)	—	12,638	—	12,638	—	14,119	—	14,119
Debt securities:
Corporate bonds	16,081	—	—	16,081	19,066	—	—	19,066
Pooled funds(2)	—	4,541	—	4,541	—	6,290	—	6,290
Other types of investments:
Equity long/short
Domestic(3)	—	783	—	783	—	—	—	—
International(4)	—	3,680	—	3,680	—	3,973	—	3,973
Debt long/short(5)	—	8,090	—	8,090	—	6,847	—	6,847
Real Estate funds(6)	—	—	—	—	—	—	6,015	6,015
Other	—	2,146	1,757	3,903	—	2,048	1,419	3,467
Cash and cash equivalents	3,546	—	—	3,546	5,708	—	—	5,708

Total	¥29,252	¥125,847	¥1,757	¥156,856	¥33,826	¥125,437	¥7,434	¥166,697

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.
(6)	This category includes private open-ended real estate funds.

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2012 and 2013. Plan assets of Level 3 are invested in real estate funds and multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2012	2013
	(Yen in millions)
Balance at beginning of year	¥1,449	¥1,757
Actual return on plan assets:
Relating to assets still held at end of year	(19)	72
Relating to assets sold during the year	(45)	(26)
Purchases, sales and settlements	372	5,631

Balance at end of year	¥1,757	¥7,434

Kyocera Corporation and its major domestic subsidiaries forecast to contribute ¥14,401million to the defined benefit pension plans in the year ending March 31, 2014.

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2014	¥6,478
2015	6,943
2016	7,265
2017	7,591
2018	8,745
2019 to 2023	53,142

Foreign:

(1) Pension plans

Kyocera International, Inc. and its consolidated subsidiaries (KII), consolidated U.S. subsidiaries of Kyocera Corporation, maintain a non-contributory defined benefit pension plans in the U.S. The KII plan covers substantially certain full-time employees in the U.S., of which benefits are based on years of service and the employees’ average compensation. In the year ended March 31, 2013, KII made a partial settlement of its pension plan by implementing lump sum payments to a certain portion of terminated vested participants.

AVX Corporation and its consolidated subsidiaries (AVX), consolidated U.S. subsidiaries of Kyocera Corporation, maintain non-contributory defined benefit pension plans in the U.S. and contributory defined benefit pension plans inside the U.S. Pension benefits provided to certain U.S. employees covered under collective bargaining agreements are based on a flat benefit formula. Effective December 31, 1995, AVX froze benefit accruals under its domestic non-contributory defined benefit pension plan for a significant portion of the employees covered under collective bargaining agreements. AVX’s pension plans for certain European employees provide for benefits based on a percentage of final pay. AVX’s funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws.

TA, a German subsidiary of Kyocera Document Solutions Inc., maintains a defined benefit pension plan, which covers certain employees in Germany. TA does not maintain an external fund for this benefit pension plan.

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2012 and 2013:

	March 31,
	2012	2013
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥35,954	¥37,845
Service cost	293	348
Interest cost	1,764	1,667
Plan participants’ contributions	10	7
Actuarial loss	3,026	5,024
Benefits paid	(1,880)	(1,927)
Partial settlement of pension plan	—	(1,220)
Foreign exchange adjustment	(1,308)	4,798
Other	(14)	(38)

Benefit obligations at end of year	¥37,845	¥46,504

	March 31,
	2012	2013
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥18,010	¥18,751
Actual return on plan assets	787	1,887
Employer contribution	1,082	3,097
Plan participants’ contributions	10	7
Benefits paid	(845)	(911)
Partial settlement of pension plan	—	(1,220)
Foreign exchange adjustment	(279)	2,636
Other expenses	(14)	(38)

Fair value of plan assets at end of year	18,751	24,209

Funded status	¥(19,094)	¥(22,295)

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2012	2013
	(Yen in millions)
Accrued benefit liability	¥(19,094)	¥(22,295)

Net amount recognized	¥(19,094)	¥(22,295)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥(69)	¥(66)
Actuarial loss	(8,893)	(13,892)

Accumulated other comprehensive loss	¥(8,962)	¥(13,958)

	March 31,
	2012	2013
	(Yen in millions)
Accumulated benefit obligation at end of year	¥36,759	¥44,741

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2012	2013
	(Yen in millions)
Projected benefit obligation	¥37,845	¥46,504
Accumulated benefit obligation	36,759	44,741
Fair value of plan assets	18,751	24,209

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 include the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Service cost	¥311	¥293	¥348
Interest cost	1,886	1,764	1,667
Expected return on plan assets	(1,210)	(1,259)	(1,225)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	250	204	422
Partial settlement of pension plan	—	—	451

Net periodic pension costs	¥1,246	¥1,010	¥1,672

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 mainly consist of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net actuarial gain (loss) incurred during the year	¥788	¥(3,498)	¥(4,362)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	250	204	422
Partial settlement of pension plan	—	—	451

Total	¥1,047	¥(3,286)	¥(3,480)

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2014 are as follows:

Year ending March 31, 2014
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	945

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate (%)	4.00-5.00	3.10-4.57
Rate of increase in compensation levels (%)	2.50-3.80	2.50-3.90

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 are as follows:

Years ended March 31,
	2011	2012	2013
Discount rate (%)	4.80-6.00	5.15-5.75	4.00-5.00
Rate of increase in compensation levels (%)	2.00-4.25	2.50-4.00	2.50-3.80
Expected long-term rate of return on plan assets (%)	6.50-8.50	6.40-7.75	5.52-7.75

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2012 and 2013 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2012				2013
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥5,071	¥—	¥—	¥5,071	¥6,200	¥—	¥—	¥6,200
Debt securities:
Government bonds	350	—	—	350	453	—	—	453
Government agency bonds	—	842	—	842	—	841	—	841
Corporate bonds	—	340	—	340	—	573	—	573
Pooled separate accounts *	—	11,614	—	11,614	—	14,499	—	14,499
Other	—	477	—	477	—	1,575	—	1,575
Cash and cash equivalents	57	—	—	57	68	—	—	68

Total	¥5,478	¥13,273	¥—	¥18,751	¥6,721	¥17,488	¥—	¥24,209

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

KII’s long-term strategy is for target allocation of 70%-80% equity securities and 20%-30% debt securities for its defined benefit plans. AVX’s long-term strategy is for target allocation of 40% equity and 60% fixed income for its U.S. defined benefit plans and 60% equity and 40% fixed income for its European defined benefit plans.

KII and AVX forecast to contribute ¥1,041 million to the defined benefit pension plans in the year ending March 31, 2014.

Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2014	¥2,278
2015	2,323
2016	2,354
2017	2,391
2018	2,413
2019 to 2023	12,391

(2) Savings plans

KII and AVX maintain retirement savings plans which allow eligible U.S. employees to defer part of their annual compensation.

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Contributions to the plans	¥632	¥505	¥493